Changes in Accounting Policies - Additional Information (Detail) - CAD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average effective tax rate		8.50%	8.40%
Profit (loss) before tax		$ (68,528)	$ (79,733)
UAE And Bahrain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average effective tax rate		0.00%
Profit (loss) before tax		$ 37,000
Excluding UAE And Bahrain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Minimum tax rate percentage	15.00%
Bottom of range [member] | Subsidiaries [member] | Excluding UAE And Bahrain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average effective tax rate	15.00%